Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Capital Leases And Operating Leases [Line Items]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 366
Contractually required capital lease payments, due within the second year from the balance sheet date	272
Contractually required capital lease payments, due within the third year from the balance sheet date	149
Contractually required capital lease payments, due within the fourth year from the balance sheet date	111
Contractually required capital lease payments, due within the fifth year from the balance sheet date	62
Contractually required capital lease payments, due after the fifth year from the balance sheet date	79
Contractually required capital lease payments	1,039
Less interest and executory costs	89
Present value of minimum lease payments	950
Less current installments	335
Long-term obligation at December 31, 2016	615
Present value of minimum lease payments	950
Contractually required operating lease payments, due within one year of the balance sheet date	2,822
Contractually required operating lease payments, due within the second year from the balance sheet date	2,583
Contractually required operating lease payments, due within the third year from the balance sheet date	2,304
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,927
Contractually required operating lease payments, due within the fifth year from the balance sheet date	1,515
Contractually required operating lease payments, due after the fifth year from the balance sheet date	6,724
Contractually required operating lease payments	$ 17,875